Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Document Information [Line Items]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	CDSI
Entity Registrant Name	CDSI HOLDINGS INC
Entity Central Index Key	0001023994
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,270,000